POST-EMPLOYMENT BENEFIT - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
POST-EMPLOYMENT BENEFIT
Accumulated at the beginning of the year	R$ 141,803	R$ 59,904	R$ 66,305
Actuarial (gain) loss arising from financial assumptions	88,709	183,156	58,250
Actuarial (loss) gain arising from experience adjustment	(14,319)	(77,112)	(30,267)
Actuarial loss arising from demographic assumptions			(14)
Return on investments in the year (excluding interest income)	(11,405)	(24,145)	(34,370)
Accumulated at the end of the year	R$ 204,788	R$ 141,803	R$ 59,904